Cover	Feb. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2025
Entity Registrant Name	The AZEK Company Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39322
Entity Tax Identification Number	90-1017663
Entity Address, Address Line One	1330 W Fulton Street, Suite 350
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(877)
Local Phone Number	275-2935
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	AZEK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001782754
Amendment Flag	false
Current Fiscal Year End Date	--09-30